Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 6.0	$ 87.0	$ 25.0	$ 93.0	$ 1,839.0
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	0.1	87.0	(27.0)	87.0	512.0
Dividend income	$ 1.0	$ 8.0	$ 1.0	$ 9.0	$ 46.0